Lease (Tables)	6 Months Ended
Jun. 30, 2022
Lease [Abstract]
Schedule of carrying amounts of right-of-use assets and movement
June 30, 2022
Balance as of January 1, 2022	-
Initial recognition	306
Depreciation on right-of-use-assets	(38)

Balance as of June 30, 2022	268

Schedule of maturity analysis of the Company’s lease liabilities
June 30, 2022
Less than one year	52
One to four years	190

Total	242

Current maturities of lease liability	(52)

Long-term lease liability	190

Schedule of summary of weighted average remaining lease terms and discount rate
June 30, 2022
Lease term (years)	3.5
Weighted average discount rate	6%

Schedule of amounts recognized in profit or loss
June 30, 2022
Interest expenses on lease liability	4
Amortization of right-of-use-assets	38

Total	42

Schedule of presented hereunder are the lease payments the Company paid
	Fixed payments	Total payments
Lease payments	$67	67

Schedule of amounts recognized in the statement of cash flows
	Six months ended June 30, 2022	Six months ended June 30, 2021	For the year ended December 31, 2021
Cash flows for leases	$67	-	-